Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies

Note 1. Description of Business and Summary of Significant Accounting Policies

1.1	Reporting Entity

Spark Networks SE is domiciled in Germany. The company’s office is at Kohlfurter Str. 41/43, 10999 Berlin, registered with the commercial register (Handelsregister) of the local court (Amtsgericht) of Munich, Germany, under HRB 232591. The Group consists of Spark Networks SE (“Spark Networks”) and its fully owned subsidiaries. The Group is a global operator of online dating websites and targets professionals and university-educated singles who are looking for a serious, long-term relationship. The Group reports two reportable segments – North America and International – and operates a portfolio of premium brands including EliteSingles, Jdate, Christian Mingle, SilverSingles, eDarling, JSwipe, and AttractiveWorld in 29 countries and 15 languages. Spark Networks SE is publicly listed on the NYSE American exchange under the ticker symbol “LOV.”

The Group was formed in 2017 through the merger of Affinitas GmbH (“Affinitas”) and Spark Networks, Inc. (“Spark”) with Affinitas as the accounting acquirer and, therefore, the accounting predecessor of Spark Networks. As such, these consolidated financial statements are presented using the pre-combination book values (including comparatives) from the consolidated financial statements of Affinitas. The merger with Spark, which became effective on November 2, 2017, is accounted for as a business combination using the acquisition method.

1.2	Basis of Accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). They were authorized for issuance by the Group’s management board on April 24, 2018.

1.3	Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Group’s presentation currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The financial statements of the Group’s foreign subsidiaries are prepared using the local currency as the subsidiary’s functional currency. The Group translates the assets and liabilities into euro using period-end rates of exchange, and revenue and expenses using average rates of exchange for the year. The resulting translation gain or loss is included in accumulated other comprehensive loss and is excluded from net loss.

1.4	Use of judgments and estimates

In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment in the year ending December 31, 2017 is included in the following notes:

•	recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources;

•	impairment test: key assumptions underlying recoverable amounts;

•	classification and measurement of virtual employee share option plan: key assumptions underlying the classification of the virtual employee share-option plans as equity-settled, the Black-Scholes option valuation model to calculate the fair value of granted share-based awards;

•	recognition and measurement of internally generated software: key assumptions about the future economic benefits expected from those intangible assets;

•	recognition of deferred tax assets: availability of future taxable profit against which tax losses carried forward can be used;

•	acquisition of subsidiaries: fair value of the consideration transferred (including contingent consideration) and fair value of the assets acquired and liabilities assumed in accordance with IFRS 3 Business Combinations (“IFRS 3”); and

•	the amount of revenue is based on estimates about future refunds and chargebacks. Revenue is realized to the extent that it is probable that the future economic benefits flow to the Group.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group regularly reviews significant inputs and valuation adjustments.

If third-party information, such as broker quotes or pricing services, is used to measure fair values, then the Group assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety at the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

•	share-based payment arrangements;

•	financial instruments; and

•	assets acquired and liabilities assumed in a business combination (acquisition of subsidiary)

1.5	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the contingent consideration assumed in a business combination, which is measured at fair value on each reporting date.

1.6	New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2018, and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these consolidated financial statements.

Standard/Interpretation
IFRS 15	Revenue from contracts with customers
IFRS 16	Leases
IFRS 9	Financial instruments
IFRS 17	Insurance contracts
Amendments to IFRS 15	Amendments to 'Revenue from contracts with customers'
Amendments to IFRS 9	Amendments to 'Financial instruments'
Amendments to IFRS 2	Clarify share-based payment transactions
Amendments to IFRS 4	Amendments regarding implementation of IFRS 9
Amendments to IAS 28	Amendments to IAS 28 regarding long-term interests in associates and joint ventures
Amendments to IAS 40	Amendments regarding transfers of investment property
IFRIC 22	Foreign currency transactions and advance consideration
IFRIC 23	Uncertainty over Income Tax Treatments
Annual Improvements	Annual improvements to IFRS standards 2015-2017 cycle

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the consolidated financial statements of the Group (except those discussed below).

The following standards are effective for periods starting on or after January 1, 2018:

IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much, and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Customer Loyalty Programs. IFRS 15 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group adopted IFRS 15 on January 1, 2018.

The new revenue standard will have an effect on the financial statements of many companies, especially those with multiple element arrangements. The total expected compensation from a contract with multiple performance obligations would be allocated to all performance obligations based on their stand-alone selling prices. As predominantly all of the Group’s performance obligations in its revenue arrangements include access to the Group’s services provided over a contractual period, consistent with current guidance, management does not expect the adoption of IFRS 15 to have a material impact on the amount and timing of revenue recognition in the consolidated financial statements.

The new standard also introduces the net contract position defined as the difference between services provided and payment received to be presented on the balance sheet. The Group commonly collects prepayments for future services. Those prepayments are currently deferred and presented in deferred income. Furthermore, the Group records provisions for estimated refunds. In the future, those amounts will be shown as contract liabilities. At January 1, 2018, the provision for refunds within the financial statement caption Other current provisions of €120 thousand will be reclassified to refund liability within the financial statement caption Other financial current liabilities. Current deferred income of €20,354 thousand will be reclassified to the new financial statement caption Current contract liability. The non-current portion of deferred income of €23 thousand will be reclassified to the new financial statement caption Non-current contract liability.

 The standard also requires more extensive disclosures about the nature, amount, timing, and uncertainty relating to revenue and contract balances. Management expects expanded notes disclosures from the application of IFRS 15 in future periods.

IFRS 9 Financial Instruments

In July 2014, the International Accounting Standards Board issued the final version of IFRS 9 Financial Instruments.

IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group adopted IFRS 9 on January 1, 2018. Management has reviewed its financial assets and liabilities and expects the following impacts:

Classification – Financial assets

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics.

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale.

Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never bifurcated. Instead, the hybrid financial instrument as a whole is assessed for classification.

Based on its assessment, the Group does not believe that the new classification requirements, if applied at December 31, 2017, would have had a material impact on its accounting for trade receivables and other financial assets that are managed on a fair value basis.

Impairment – Financial assets and contract assets

IFRS 9 replaces the “incurred loss” model in IAS 39 with a forward-looking expected credit loss (“ECL”) model. This will require considerable judgment as to how changes in economic factors affect ECLs, which will be determined on a probability-weighted basis.

The new impairment model will apply to financial assets measured at amortized cost or FVOCI, except for investments in equity instruments, and to contract assets.

Under IFRS 9, loss allowances will be measured on either of the following bases:

•	12-month ECLs. These are ECLs that result from possible default events within the 12 months after the reporting date; and

•	lifetime ECLs. These are ECLs that result from all possible default events over the expected life of a financial instrument.

Lifetime ECL measurement applies if the credit risk of a financial asset at the reporting date has increased significantly since initial recognition and 12-month ECL measurement applies if it has not. An entity may determine that a financial asset’s credit risk has not increased significantly if the asset has low credit risk at the reporting date. However, lifetime ECL measurement always applies for trade receivables and contract assets without a significant financing component; an entity may choose to apply this policy also for trade receivables and contract assets with a significant financing component.

The Group believes that despite the change from an incurred loss to expected credit loss model, impairment allowances for trade receivables and other financial assets will not be materially different from what they would be if the Group continued its current accounting policies.

Classification – Financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities.

However, under IAS 39 all fair value changes of liabilities designated as at FVTPL are recognized in profit or loss, whereas under IFRS 9 these fair value changes are generally presented as follows:

•	the amount of change in the fair value that is attributable to changes in the credit risk of the liability is presented in OCI; and

•	the remaining amount of change in the fair value is presented in profit or loss.

The Group has not designated any financial liabilities at FVTPL and the Group has no current intention to do so. The Group’s preliminary assessment did not indicate any material impact if IFRS 9’s requirements regarding the classification of financial liabilities were applied at December 31, 2017.

Disclosures

IFRS 9 will require extensive new disclosures, in particular about hedge accounting, credit risk and expected credit losses. The Group’s preliminary assessment included an analysis to identify data gaps against current processes and the Group plans to implement the system and controls changes that it believes will be necessary to capture the required data. The assessment is ongoing.

IFRS 16 Leases

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases—Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers at or before the date of initial application of IFRS 16.

Management has assessed the impact of the guidance and expects an immaterial negative impact on its operating results and an increase in its assets and liabilities in the Consolidated Balance Sheet of approximately €1,000 thousand.